As filed with the Securities and Exchange Commission on October  26, 2012

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-05820

Helios Total Return Fund, Inc.
(Exact name of registrant as specified in charter)

Three World Financial Center, 200 Vesey Street, 24th Floor, New York, NY 10281-1010
(Address of principal executive offices) (Zip code)

Steven M. Pires, Three World Financial Center, 200 Vesey Street, New York, NY 10281-1010
(Name and address of agent for service)

212-549-8400
Registrant's telephone number, including area code

Date of fiscal year end: November 30, 2012

Date of reporting period:  August 31, 2012

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

Item 1. Schedule of Investments.

HELIOS TOTAL RETURN FUND, INC.
Notes to Schedule of Investments (Unaudited)
August 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 12.8%
U.S. Government Agency Collateralized Mortgage Obligations - 0.3%
Federal Home Loan Mortgage Corporation
Series 3617, Class C 8	4.50%	12/15/39	$101	$101,523
Federal National Mortgage Association
Series 1997-79, Class PL 8	6.85	12/18/27	361	419,012
Series 1998-W6, Class B3 1,5,9	7.09	10/25/28	477	281,724
Total U.S. Government Agency Collateralized Mortgage Obligations
(Cost - $880,595)				802,259
U.S. Government Agency Pass-Through Certificates - 12.5%
Federal Home Loan Mortgage Corporation
Pool Q03049 8	4.50	08/01/41	4,612	5,058,054
Pool C69047 8	7.00	06/01/32	478	562,528
Pool H01847 8	7.00	09/01/37	819	929,889
Pool C53494 8	7.50	06/01/31	46	47,682
Pool C56878 8	8.00	08/01/31	108	120,494
Pool C58516 8	8.00	09/01/31	42	42,945
Pool C59641 8	8.00	10/01/31	331	413,587
Pool C55166 8	8.50	07/01/31	108	117,708
Pool C55167 8	8.50	07/01/31	70	72,887
Pool C55168 8	8.50	07/01/31	76	79,732
Pool C55169 8	8.50	07/01/31	65	67,667
Pool G01466 8	9.50	12/01/22	785	912,424
Pool 555538 8	10.00	03/01/21	278	317,699
Pool 555559 8	10.00	03/01/21	179	205,612
Federal National Mortgage Association
Federal National Mortgage Association TBA	4.00	TBA	4,000	4,288,124
Pool 753914 8	5.50	12/01/33	2,162	2,389,265
Pool 761836 8	6.00	06/01/33	1,034	1,165,585
Pool 948362 8	6.50	08/01/37	961	1,076,179
Pool 555933 8	7.00	06/01/32	2,833	3,405,677
Pool 645912 8	7.00	06/01/32	642	754,045
Pool 645913 8	7.00	06/01/32	841	988,268
Pool 650131 8	7.00	07/01/32	673	795,665
Pool 784369 8	7.50	07/01/13	24	23,690
Pool 789284 8	7.50	05/01/17	87	92,985
Pool 827853 8	7.50	10/01/29	36	37,052
Pool 545990 8	7.50	04/01/31	1,066	1,290,126
Pool 255053 8	7.50	12/01/33	218	268,961
Pool 735576 8	7.50	11/01/34	1,108	1,355,791
Pool 896391 8	7.50	06/01/36	426	491,714
Pool 887431 8	7.50	08/01/36	150	172,983
Pool 735800 8	8.00	01/01/35	733	907,557
Pool 636449 8	8.50	04/01/32	661	833,847
Pool 852865 8	9.00	07/01/20	826	972,746
Pool 545436 8	9.00	10/01/31	329	419,187
Pool 458132 8	9.16	03/15/31	1,380	1,636,081
Total U.S. Government Agency Pass-Through Certificates
(Cost - $29,556,378)				32,314,436
Total U.S. GOVERNMENT & AGENCY OBLIGATIONS
(Cost - $30,436,973)				33,116,695
ASSET-BACKED SECURITIES - 14.7%
Housing Related Asset-Backed Securities - 13.2%
Access Financial Manufactured Housing Contract Trust
Series 1995-1, Class B1 13 (Acquired 01/25/01, Cost $4,339,133, 1.37%)	7.65	05/15/21	4,345	3,540,464
ACE Securities Corp.
Series 2003-MH1, Class A4 1,5	6.50	08/15/30	2,032	2,153,849
Asset-Backed Securities Corp. Home Equity
Series 2006-HE3, Class A4 2,4,12	0.39	03/25/36	2,918	2,392,530
Conseco Finance Securitizations Corp.
Series 2001-4, Class A4	7.36	08/01/32	417	442,428
Credit Suisse First Boston Mortgage Securities Corp.
Series 2002-MH3, Class A 3	6.70/7.20	12/25/31	320	345,880
Green Tree Financial Corp.
Series 1998-3, Class A6	6.76	03/01/30	1,531	1,685,412
Series 1997-7, Class A7	6.96	07/15/29	1,764	1,911,553
Series 1997-2, Class A6	7.24	06/15/28	212	231,715
Series 1997-6, Class A9	7.55	01/15/29	1,111	1,204,832
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A2 2,4,12	0.32	01/25/37	676	258,522
Lehman ABS Manufactured Housing Contract Trust
Series 2001-B, Class A4	5.27	04/15/40	208	212,372
Series 2001-B, Class A5	5.87	04/15/40	340	354,853
Series 2001-B, Class A6	6.47	04/15/40	295	316,389

HELIOS TOTAL RETURN FUND, INC.
Notes to Schedule of Investments (Unaudited)
August 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
ASSET-BACKED SECURITIES (continued)
Mid-State Trust
Series 10, Class B 13 (Acquired 01/05/04, Cost $1,078,031, 0.42%)	7.54%	02/15/36	$1,180	$1,081,275
Series 2004-1, Class M2 13 (Acquired 07/01/04, Cost $2,562,201, 1.05%)	8.11	08/15/37	2,565	2,708,852
Option One Mortgage Loan Trust
Series 2005-4, Class M1 2,4,6,12	0.66	11/25/35	6,617	5,194,345
Origen Manufactured Housing
Series 2005-B, Class A4	5.91	01/15/37	1,668	1,747,230
Residential Asset Securities Corp.
Series 2005-KS12, Class A2 2,4,12	0.47	01/25/36	326	313,572
Soundview Home Equity Loan Trust
Series 2006-EQ1, Class A3 2,4,12	0.38	10/25/36	3,559	2,347,776
Trip Rail Master Funding LLC
Series 2011-1A, Class A2 1,5	6.02	07/15/41	3,114	3,569,024
Vanderbilt Mortgage Finance, Inc.
Series 2001-B, Class A5	6.96	09/07/31	2,000	2,094,952
Total Housing Related Asset-Backed Securities
(Cost - $33,169,624)				34,107,825
Collateralized Debt Obligations - 1.5%
Anthracite CDO I Ltd.
Series 2002-CIBA, Class CFL 1,2,5,6,13 (Acquired 05/14/02, Cost $5,008,935, 1.48%)
(Cost - $5,008,935)	1.47	05/24/37	5,000	3,837,500
Total ASSET-BACKED SECURITIES
(Cost - $38,178,559)				37,945,325
COMMERCIAL MORTGAGE-BACKED SECURITIES - 40.6%
Banc of America Merrill Lynch Commercial Mortgage, Inc.
Series 2006-6, Class A4 8	5.36	10/10/45	3,080	3,486,295
Series 2006-6, Class AJ	5.42	10/10/45	5,000	3,600,000
Series 2006-2, Class J 1,5,11,13 (Acquired 06/12/06, Cost $304,483, 0.00%)	5.48	05/10/45	332	4,663
Series 2006-1, Class J 1,5,11,13 (Acquired 04/06/06, Cost $988,716, 0.00%)	5.77	09/10/45	1,000	4,000
Series 2007-2, Class A4 8	5.80	04/10/49	4,850	5,623,527
Series 2007-2, Class K 1,5,9,11,13 (Acquired 05/24/07, Cost $0, 0.00%)	5.81	04/10/49	625	62
Bear Stearns Commercial Mortgage Securities
Series 2006-PW11, Class H 1,5,13 (Acquired 03/08/06, Cost $2,698,204, 0.13%)	5.62	03/11/39	2,800	339,472
Series 2007-PW16, Class B 1,5,13 (Acquired 09/22/10-03/03/11, Cost $3,485,976, 1.04%)	5.91	06/11/40	6,000	2,700,000
Series 2007-PW16, Class C 1,5,13 (Acquired 09/22/10, Cost $2,124,535, 0.70%)	5.91	06/11/40	5,000	1,815,500
Series 2007-PW16, Class D 1,5,13 (Acquired 09/22/10, Cost $1,323,882, 0.36%)	5.91	06/11/40	3,500	941,850
Series 2007-T28, Class F 1,5,13 (Acquired 10/11/07, Cost $230,397, 0.02%)	6.17	09/11/42	250	62,500
Commercial Mortgage Lease-Backed Certificate
Series 2001-CMLB, Class A1 1,5	6.75	06/20/31	837	889,478
Commercial Mortgage Pass Through Certificates
Series 2007-C9, Class J 1,5,13 (Acquired 12/17/10-04/12/12, Cost $256,780, 0.09%)	6.00	12/10/49	950	222,395
Credit Suisse First Boston Mortgage Securities Corp.
Series 2004-C5, Class J 1,5,13 (Acquired 12/16/04, Cost $951,067, 0.10%)	4.65	11/15/37	1,000	252,452
Credit Suisse Mortgage Capital Certificates
Series 2006-C1, Class K 1,5,13 (Acquired 03/07/06, Cost $6,610,527, 0.27%)	5.59	02/15/39	7,073	708,432
Series 2007-C2, Class A3 8	5.54	01/15/49	6,024	6,730,615
Series 2007-C3, Class A4	5.87	06/15/39	410	452,617
Series 2007-C5, Class A4	5.70	09/15/40	1,040	1,161,614
Series 2006-C4, Class K 1,5,9,11,13 (Acquired 09/21/06, Cost $5,427,279, 0.00%)	6.15	09/15/39	7,464	1,493
FREMF Mortgage Trust
Series 2012-K710, Class C 1	3.95	06/25/47	3,245	2,903,951
GMAC Commercial Mortgage Securities, Inc.
Series 2004-C3, Class B 13 (Acquired 12/07/10, Cost $1,504,861, 0.56%)	4.97	12/10/41	1,750	1,452,500
Greenwich Capital Commercial Funding Corp.
Series 2007-GG11, Class A4 8	5.74	12/10/49	5,000	5,712,090
Series 2007-GG11, Class AJ	6.20	12/10/49	5,430	3,909,600
Series 2007-GG11, Class E 11,13 (Acquired 09/17/10, Cost $4,585,767, 0.61%)	6.29	12/10/49	13,000	1,582,100
GS Mortgage Securities Trust
Series 2007-GG10, Class A4	5.98	08/10/45	4,670	5,283,110
JP Morgan Chase Commercial Mortgage Securities Corp.
Series 2003-LN1, Class G 1,5,13 (Acquired 09/24/03, Cost $1,597,746, 0.56%)	5.65	10/15/37	1,600	1,438,470
Series 2007-CB18, Class G 1,5,9,11,13 (Acquired 10/11/07, Cost $381,450, 0.01%)	5.91	06/12/47	442	13,251
Series 2007-LD11, Class J 1,5,11,13 (Acquired 06/28/07, Cost $508,548, 0.00%)	6.00	06/15/49	511	1,852
Series 2007-LD11, Class K 1,5,11,13 (Acquired 06/28/07, Cost $2,929,704, 0.00%)	6.00	06/15/49	2,818	1,057
Series 2007-CB20, Class AM	6.09	02/12/51	1,180	1,284,388
Series 2009-IWST, Class D 1,5,9,13 (Acquired 05/17/10, Cost $2,000,729, 0.88%)	7.69	12/05/27	2,000	2,284,308
LB-UBS Commercial Mortgage Trust
Series 2007-C1, Class AJ	5.48	02/15/40	460	386,400
Series 2007-C1, Class C 13 (Acquired 02/10/11, Cost $2,745,172, 0.63%)	5.53	02/15/40	3,260	1,633,912
Series 2007-C1, Class D 13 (Acquired 02/10/11, Cost $460,601, 0.10%)	5.56	02/15/40	600	253,500
Series 2007-C7, Class AJ	6.48	09/15/45	10,000	7,530,260

HELIOS TOTAL RETURN FUND, INC.
Notes to Schedule of Investments (Unaudited)
August 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
COMMERCIAL MORTGAGE-BACKED SECURITIES (continued)
LNR CDO Ltd.
Series 2007-1A, Class F 1,2,5,6,11,13 (Acquired 02/27/07, Cost $3,750,000, 0.00%)	1.67%	12/26/49	$3,750	$0
Morgan Stanley Capital I, Inc.
Series 2004-HQ4, Class G 1,5,13 (Acquired 03/01/06, Cost $987,145, 0.21%)	5.46	04/14/40	1,000	550,000
Series 2006-T21, Class H 1,5,13 (Acquired 04/04/06, Cost $1,411,228, 0.09%)	5.50	10/12/52	1,500	225,000
Series 2007-IQ13, Class B 1,5,13 (Acquired 01/07/11, Cost $514,850, 0.15%)	5.52	03/15/44	860	386,706
Series 2006-IQ11, Class J 1,5,11,13 (Acquired 05/24/06, Cost $234,867, 0.00%)	5.53	10/15/42	256	2,400
Series 2007-IQ13, Class C 1,5,13 (Acquired 01/07/11, Cost $287,305, 0.05%)	5.56	03/15/44	560	129,910
Series 2007-HQ13, Class A3 8	5.57	12/15/44	6,108	6,859,541
Series 2007-T25, Class AJ	5.57	11/12/49	10,000	7,606,460
Series 2007-IQ14, Class A4 8	5.69	04/15/49	6,690	7,549,672
Series 2007-HQ12, Class AM	5.76	04/12/49	2,876	2,706,732
Morgan Stanley Dean Witter Capital I
Series 2003-TOP9, Class F 1,5,13 (Acquired 07/08/10, Cost $2,604,492, 1.05%)	6.10	11/13/36	2,877	2,705,009
Series 2003-TOP9, Class G 1,5,13 (Acquired 07/08/10, Cost $4,026,893, 1.54%)	6.37	11/13/36	4,577	3,991,199
Vornado DP LLC
Series 2010-VNO, Class D 1,5,9,13 (Acquired 08/08/10, Cost $919,752, 0.42%)	6.36	09/13/28	920	1,078,731
Wachovia Bank Commercial Mortgage Trust
Series 2007-C31, Class L 1,5,11,13 (Acquired 05/11/07, Cost $1,524,391, 0.00%)	5.13	04/15/47	1,788	358
Series 2005-C20, Class F 1,5,13 (Acquired 10/15/10, Cost $1,354,502, 0.58%)	5.44	07/15/42	4,000	1,500,000
Series 2005-C16, Class H 1,5,13 (Acquired 01/19/05, Cost $5,969,321, 1.24%)	5.70	10/15/41	6,000	3,214,554
Series 2007-C31, Class A4	5.51	04/15/47	1,700	1,926,870
Total COMMERCIAL MORTGAGE-BACKED SECURITIES
(Cost - $133,602,148)				105,100,856
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES - 45.4%
Subordinated Collateralized Mortgage Obligations - 45.4%
ACE Securities Corp
Series 2006-HE2, Class A2D 4, 12	0.49	05/25/36	2,182	1,036,450
Banc of America Funding Corp.
Series 2003-3, Class B4 13 (Acquired 01/28/04, Cost $348,155, 0.12%)	5.48	10/25/33	386	299,055
Series 2003-3, Class B5 13 (Acquired 01/28/04, Cost $305,711, 0.09%)	5.48	10/25/33	387	234,470
Series 2003-3, Class B6 9,13 (Acquired 01/28/04, Cost $135,033, 0.01%)	5.48	10/25/33	252	17,607
Banc of America Mortgage Securities, Inc.
Series 2004-A, Class B4 9,13 (Acquired 02/10/04, Cost $343,901, 0.00%)	2.96	02/25/34	388	1,358
Series 2003-10, Class 1B4 (Acquired 01/23/04, Cost $252,275, 0.38%)	5.50	01/25/34	278	215,024
Series 2007-1, Class 1A26	6.00	03/25/37	1,050	988,894
Citicorp Mortgage Securities, Inc.
Series 2007-2, Class 1A3	6.00	02/25/37	3,672	3,772,749
Series 2006-3, Class 1A4	6.00	06/25/36	2,402	2,493,078
Series 2007-8, Class 1A3	6.00	09/25/37	4,257	4,400,718
Citicorp Residential Mortgage Securities, Inc.
Series 2007-1, Class A5 3	6.05/6.55	03/25/37	4,229	3,252,799
Citigroup Mortgage Loan Trust, Inc.
Series 2007-AR4, Class 1A1A	5.76	03/25/37	330	299,775
Series 2004-NCM2, Class 1CB2	6.75	08/25/34	210	223,547
Countrywide Alternative Loan Trust
Series 2006-OA10, Class 3A1 4	0.41	08/25/46	2,413	1,262,770
Series 2007-2CB, Class 1A15	5.75	03/25/37	1,447	1,061,976
Series 2006-24CB, Class A1	6.00	06/25/36	424	376,796
Series 2006-41CB, Class 2A14	6.00	01/25/37	1,079	812,321
Series 2007-11T1, Class A21	6.00	05/25/37	311	230,271
Countrywide Home Loan Mortgage Pass-Through Trust
Series 2003-J13, Class B3 6,13 (Acquired 09/13/07, Cost $387,584, 0.11%)	5.23	01/25/34	477	296,187
Series 2003-J13, Class B4 13 (Acquired 09/13/07, Cost $246,452, 0.02%)	5.23	01/25/34	359	53,785
Series 2003-J13, Class B5 9,13 (Acquired 09/13/07, Cost $33,249, 0.01%)	5.23	01/25/34	288	17,254
Series 2003-57, Class B3 13 (Acquired 02/20/04, Cost $284,500, 0.01%)	5.50	01/25/34	353	31,305
Series 2007-5, Class A29	5.50	05/25/37	1,399	1,250,699
Series 2006-21, Class A11	5.75	02/25/37	4,506	3,874,037
Series 2004-18, Class A1	6.00	10/25/34	403	424,008
Series 2004-21, Class A10	6.00	11/25/34	665	678,804
Series 2007-10, Class A5	6.00	07/25/37	1,479	1,227,129
Series 2007-14, Class A6	6.00	09/25/37	490	487,504
Series 2007-18, Class 1A1	6.00	11/25/37	155	144,423
Series 2007-14, Class A15	6.50	09/25/37	4,000	3,904,212
Series 2007-15, Class 2A2	6.50	09/25/37	375	309,563
First Franklin Mortgage Loan Asset Backed Certificates
Series 2005-FF9, Class A4 4, 12	0.58	10/25/35	2,928	2,152,080
First Republic Mortgage Loan Trust
Series 2000-FRB1, Class B3 2,13 (Acquired 08/30/01, Cost $108,279, 0.03%)	0.72	06/25/30	113	68,501
GMAC Mortgage Corporation Loan Trust
Series 2004-J5, Class M1	5.09	01/25/35	1,517	1,134,602
GSAMP Trust
Series 2007-NC1, Class A2B 4, 12	0.32	12/25/46	3,488	1,487,585

HELIOS TOTAL RETURN FUND, INC.
Notes to Schedule of Investments (Unaudited)
August 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
GSR Mortgage Loan Trust
Series 2005-6F, Class 1A6	5.25%	07/25/35	$1,541	$1,578,860
Harborview Mortgage Loan Trust
Series 2006-12, Class 2A13 2,4	0.46	12/19/36	5,901	3,172,488
Series 2007-7, Class 2A1A 2,4	1.22	11/25/47	9,306	6,956,087
Series 2005-9, Class B11 1,2,4,5,9,11,13 (Acquired 10/03/07, Cost $360,078, 0.00%)	1.97	06/20/35	440	4,541
Indymac Index Mortgage Loan Trust
Series 2006-FLX1, Class A1 4	0.43	11/25/36	7,647	5,475,482
IXIS Real Estate Capital Trust
Series 2006-HE3, Class A4 12	0.45	01/25/37	876	350,576
JP Morgan Mortgage Trust
Series 2003-A1, Class B4 13 (Acquired 10/29/04, Cost $358,098, 0.06%)	3.24	10/25/33	395	154,190
Series 2003-A2, Class B4 13 (Acquired 10/29/04, Cost $197,404, 0.06%)	3.16	11/25/33	232	143,978
Master Asset Backed Securities Trust
Series 2006-NC2, Class A3 4,12	0.33	08/25/36	4,070	1,727,788
Series 2006-NC2, Class A4 4,12	0.37	08/25/36	2,006	857,637
RAAC Series
Series 2005-SP1, Class M3 13 (Acquired 08/02/07, Cost $200,130, 0.01%)	5.54	09/25/34	224	18,672
RALI Trust
Series 2006-QO1, Class 2A1 4,12	0.49	02/25/46	1,731	758,418
RESI Finance L.P.
Series 2004-B, Class B5 1,2,5,13 (Acquired 05/21/04, Cost $1,682,740, 0.34%)	1.78	02/10/36	1,683	875,026
Residential Accredit Loans, Inc.
Series 2007-QS6, Class A2 2	53.78	04/25/37	451	879,163
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11	6.00	07/25/35	1,092	964,847
Residential Funding Mortgage Securities I, Inc.
Series 2004-S1, Class B1 13 (Acquired 02/26/04, Cost $278,929, 0.08%)	5.25	02/25/34	306	196,885
Series 2004-S1, Class B2 9,13 (Acquired 02/26/04, Cost $170,002, 0.03%)	5.25	02/25/34	231	66,926
Series 2003-S7, Class A7	5.50	05/25/33	946	981,189
Series 2003-S7, Class B2 13 (Acquired 05/19/03, Cost $328,499, 0.08%)	5.50	05/25/33	404	199,835
Series 2003-S7, Class B3 9,13 (Acquired 05/19/03, Cost $192,079, 0.03%)	5.50	05/25/33	447	80,057
Resix Finance Limited Credit-Linked Notes
Series 2004-C, Class B7 1,2,5,13 (Acquired 09/23/04, Cost $1,397,334, 0.27%)	3.73	09/10/36	1,397	687,071
Series 2004-B, Class B8 1,2,5,13 (Acquired 05/21/04, Cost $385,056, 0.06%)	4.98	02/10/36	385	160,723
Series 2003-D, Class B7 1,2,5,13 (Acquired 11/19/03, Cost $789,260, 0.16%)	5.98	12/10/35	789	426,045
Series 2003-CB1, Class B8 1,2,5,13 (Acquired 12/22/04, Cost $1,511,808, 0.40%)	6.98	06/01/35	1,707	1,024,166
Series 2004-B, Class B9 1,2,5,13 (Acquired 05/21/04, Cost $589,849, 0.10%)	8.48	02/10/36	590	255,349
Series 2004-A, Class B10 1,2,5,13 (Acquired 03/09/04, Cost $644,073, 0.10%)	11.73	02/10/36	644	270,388
Saxon Asset Securities Trust
Series 2006-2, Class A3C 4,12	0.37	09/25/36	3,223	2,453,612
Securitized Asset Backed Receivables LLC
Series 2007-BR2, Class A2 4,12	0.45	02/25/37	3,118	1,259,332
Structured Asset Securities Corp.
Series 2003-10, Class A	6.00	04/25/33	357	375,609
Thornburg Mortgage Securities Trust
Series 2007-1, Class A2B 2	5.80	03/25/37	7,225	6,722,678
Washington Mutual Alternative Mortgage Pass-Through Certificates
Series 2007-5, Class A11 2	38.18	06/25/37	166	268,164
Series 2005-6, Class 2A3 2	48.77	08/25/35	262	625,815
Washington Mutual Mortgage Pass-Through Certificates
Series 2006-AR13, Class 1A	1.03	10/25/46	2,682	1,817,764
Series 2005-AR13, Class A1A2 2	1.60	10/25/45	1,610	1,515,907
Series 2007-OA6, Class 2A	2.34	07/25/47	2,398	1,651,057
Series 2006-AR12, Class 1A2	2.55	10/25/36	3,210	2,386,695
Series 2006-AR9, Class 2A	2.59	08/25/46	3,062	2,510,988
Series 2007-HY3, Class 1A1	2.61	03/25/37	394	267,957
Series 2005-AR18, Class 3A1	5.03	01/25/36	4,879	4,544,887
Series 2007-HY5, Class 3A1	5.23	05/25/37	2,435	2,277,055
Series 2003-S1, Class B4 1,5,13 (Acquired 10/25/07, Cost $121,123, 0.04%)	5.50	04/25/33	138	108,847
Series 2006-AR12, Class 3A3 2	6.09	10/25/36	2,031	1,711,007

HELIOS TOTAL RETURN FUND, INC.
Notes to Schedule of Investments (Unaudited)
August 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES (continued)
Wells Fargo Mortgage Backed Securities Trust
Series 2006-AR2, Class 2A1	2.62%	03/25/36	$2,531	$2,383,631
Series 2005-AR16, Class 7A1	5.17	10/25/35	1,248	1,247,110
Series 2004-6, Class B4 9,13 (Acquired 04/13/05, Cost $1,033,600, 0.03%)	5.50	06/25/34	1,120	72,818
Series 2006-3, Class A11	5.50	03/25/36	3,262	3,349,764
Series 2007-4, Class A21	5.50	04/25/37	2,200	1,987,195
Series 2007-5, Class 1A1	5.50	05/25/37	83	86,340
Series 2007-9, Class 1A5	5.50	07/25/37	674	704,288
Series 2007-12, Class A6	5.50	09/25/37	1,130	1,157,748
Series 2006-AR4, Class 1A1	5.78	04/25/36	262	225,891
Series 2006-AR12, Class 2A1	5.81	09/25/36	106	99,023
Series 2006-8, Class A15	6.00	07/25/36	1,618	1,589,938
Series 2007-6, Class A6	6.00	05/25/37	499	451,907
Series 2007-7, Class A6	6.00	06/25/37	426	425,485
Series 2007-7, Class A7	6.00	06/25/37	350	345,826
Series 2007-7, Class A38	6.00	06/25/37	344	333,064
Series 2007-8, Class 1A22	6.00	07/25/37	922	911,686
Series 2007-8, Class 2A2	6.00	07/25/37	2,015	2,044,769
Series 2007-10, Class 1A5	6.00	07/25/37	266	268,680
Series 2007-11, Class A14	6.00	08/25/37	959	958,162
Series 2007-13, Class A7	6.00	09/25/37	715	694,679
Series 2007-AR5, Class A1	6.00	10/25/37	350	327,136
Series 2005-18, Class 2A10 2	21.94	01/25/36	351	462,398
Total Subordinated Collateralized Mortgage Obligations
(Cost - $119,709,509)				117,412,635
Total NON-AGENCY RESIDENTIAL MORTGAGE-BACKED SECURITIES
(Cost - $119,709,509)				117,412,635
INTEREST-ONLY SECURITIES - 4.0%
Commercial Mortgage Pass-Through Certificates
Series 2001-J2A, Class EIO 1,2,5,10	3.94	07/16/34	10,000	1,436,170
Federal National Mortgage Association
Seies 2011-46, Class BI 10	4.50	04/25/37	7,521	1,241,407
GMAC Commercial Mortgage Securities, Inc.
Series 2003-C1, Class X1 1,2,5,10	1.82	05/10/36	49,084	369,501
Government National Mortgage Association
Series 2012-100, Class IO 2,10	0.88	08/16/52	35,600	2,643,905
Series 2012-70, Class IO 2,10	0.96	08/16/52	47,929	3,338,491
Series 2012-95, Class IO 2,10	1.05	02/16/53	11,700	1,056,089
Vendee Mortgage Trust
Series 1997-2, Class IO 2,10	0.04	06/15/27	17,371	22,687
Wachovia Bank Commercial Mortgage Trust
Series 2002-C2, Class IO1 1,2,5,10	1.35	11/15/34	21,398	139,088
Total INTEREST-ONLY SECURITIES
(Cost - $10,194,501)				10,247,338
INVESTMENT GRADE CORPORATE BONDS - 0.5%
Basic Industry - 0.1%
Georgia-Pacific LLC. 8
(Cost - $282,659)	7.25	06/01/28	300	377,552
Energy - 0.2%
Pioneer Natural Resources Co. 8	6.65	03/15/17	300	355,124
SESI LLC 8	6.88	06/01/14	200	200,000
Total Energy
(Cost - $477,841)				555,124
Telecommunications - 0.2%
CenturyLink, Inc. 8	6.45	06/15/21	200	223,206
Qwest Capital Funding, Inc. 8	6.88	07/15/28	300	306,017
Total Telecommunications
(Cost - $455,884)				529,223
Total INVESTMENT GRADE CORPORATE BONDS
(Cost - $1,216,384)				1,461,899
HIGH YIELD CORPORATE BONDS - 15.2%
Automotive - 1.1%
American Axle & Manufacturing, Inc. 8	7.75	11/15/19	350	382,813
American Axle & Manufacturing, Inc. 8	7.88	03/01/17	150	155,813
Chrysler Group LLC/CG Co-Issuer, Inc. 8	8.25	06/15/21	350	369,250
General Motors Financial Company, Inc. 1,5	4.75	08/15/17	500	503,392
Jaguar Land Rover PLC 1,5,8	8.13	05/15/21	400	425,000
Pittsburgh Glass Works LLC. 1,5	8.50	04/15/16	500	457,500
Tenneco, Inc. 8	6.88	12/15/20	130	141,700
Visteon Corp. 8	6.75	04/15/19	500	508,125
Total Automotive
(Cost - $2,909,790)				2,943,593

HELIOS TOTAL RETURN FUND, INC.
Notes to Schedule of Investments (Unaudited)
August 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Basic Industry - 2.5%
AK Steel Corp. 8	7.63%	05/15/20	$500	$442,500
Alpha Natural Resources, Inc. 8	6.25	06/01/21	125	111,875
Arch Coal, Inc. 8	7.25	06/15/21	200	180,500
Arch Coal, Inc. 8	8.75	08/01/16	300	300,000
Associated Materials LLC 8	9.13	11/01/17	500	482,500
Cascades, Inc. 8	7.88	01/15/20	500	518,750
CONSOL Energy, Inc.	8.25	04/01/20	375	404,062
FMG Resources August 2006 Property Ltd. 1,5,8	6.88	04/01/22	350	322,000
Hexion US Finance Corp. 8	6.63	04/15/20	500	505,000
Huntsman International LLC 8	5.50	06/30/16	300	300,375
Ineos Finance PLC 1,5,8	7.50	05/01/20	200	204,000
Ineos Finance PLC 1,5,8	9.00	05/15/15	175	185,500
Masonite International Corp. 1,5,8	8.25	04/15/21	500	523,750
Steel Dynamics, Inc. 8	7.63	03/15/20	300	326,250
Tembec Industries, Inc.	11.25	12/15/18	500	520,000
United States Steel Corp. 8	7.00	02/01/18	500	508,750
Verso Paper Holdings LLC/Verso Paper, Inc. 1,5,8	11.75	01/15/19	350	360,500
Xerium Technologies, Inc.	8.88	06/15/18	350	303,625
Total Basic Industry
(Cost - $6,560,180)				6,499,937
Capital Goods - 1.3%
AAR Corp. 1,5,8	7.25	01/15/22	500	501,875
Coleman Cable, Inc. 8	9.00	02/15/18	500	530,000
Crown Cork & Seal Company, Inc. 8	7.38	12/15/26	350	376,250
Mueller Water Products, Inc. 8	8.75	09/01/20	315	351,225
Owens-Illinois, Inc. 8	7.80	05/15/18	400	456,000
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC	7.88	08/15/19	500	556,250
Terex Corp. 8	6.50	04/01/20	500	523,750
Total Capital Goods
(Cost - $3,112,837)				3,295,350
Consumer Cyclical - 0.6%
Levi Strauss & Co. 8	7.63	05/15/20	500	533,125
Limited Brands, Inc. 8	7.60	07/15/37	300	307,500
Phillips-Van Heusen Corp. 8	7.38	05/15/20	300	336,000
Rite Aid Corp. 8	9.75	06/12/16	300	329,250
Total Consumer Cyclical
(Cost - $1,398,512)				1,505,875
Consumer Non-Cyclical - 0.4%
C&S Group Enterprises LLC. 1,5,8	8.38	05/01/17	270	280,125
Cott Beverages, Inc. 8	8.13	09/01/18	350	385,437
Jarden Corp. 8	7.50	05/01/17	300	341,625
Total Consumer Non-Cyclical
(Cost - $935,722)				1,007,187
Energy - 2.8%
BreitBurn Energy Partners L.P./BreitBurn Finance Corp. 1,5,8	7.88	04/15/22	500	510,000
Calfrac Holdings L.P. 1,5,8	7.50	12/01/20	500	490,000
Crosstex Energy LP/Crosstex Energy Finance Corp. 8	8.88	02/15/18	300	320,250
EV Energy Partners LP/EV Energy Finance Corp. 8	8.00	04/15/19	500	516,250
Ferrellgas Partners LP/Ferrellgas Partners Finance Corp. 8	8.63	06/15/20	195	190,125
FracTech Services LLC/Frac Tech Finance Inc. 1,5,8	8.13	11/15/18	500	516,250
Frontier Oil Corp. 8	8.50	09/15/16	300	313,140
Hercules Offshore, Inc. 1,5,8	10.50	10/15/17	250	258,750
Hilcorp Energy I LP/Hilcorp Finance Co. 1,5,8	8.00	02/15/20	300	332,250
Key Energy Services, Inc. 8	6.75	03/01/21	500	508,750
Linn Energy LLC/Linn Energy Finance Corp. 8	7.75	02/01/21	200	208,500
Linn Energy LLC/Linn Energy Finance Corp. 8	8.63	04/15/20	300	324,000
McJunkin Red Man Corp. 8	9.50	12/15/16	500	545,000
Niska Gas Storage US LLC/Niska Gas Storage Canada ULC 8	8.88	03/15/18	435	443,700
Petroleum Geo-Services ASA 1,5,8	7.38	12/15/18	150	160,125
Plains Exploration & Production Co. 8	7.63	06/01/18	400	430,000
Precision Drilling Corp. 8	6.63	11/15/20	300	315,000
Quicksilver Resources, Inc. 8	11.75	01/01/16	400	392,000
Trinidad Drilling Ltd. 1,5,8	7.88	01/15/19	500	537,500
Total Energy
(Cost - $7,169,694)				7,311,590

HELIOS TOTAL RETURN FUND, INC.
Notes to Schedule of Investments (Unaudited)
August 31, 2012
	Interest Rate	Maturity	Principal Amount (000s)	Value (Note 2)
HIGH YIELD CORPORATE BONDS (continued)
Healthcare - 1.2%
Fresenius Medical Care U.S. Finance II, Inc. 1,5,8	5.88%	01/31/22	$300	$318,750
HCA, Inc. 8	8.00	10/01/18	600	682,500
Health Management Associates, Inc. 1,5,8	7.38	01/15/20	500	535,000
Pharmaceutical Product Development, Inc. 1,5,8	9.50	12/01/19	500	557,500
Polymer Group, Inc. 8	7.75	02/01/19	500	536,250
Service Corporation International 8	6.75	04/01/16	400	444,000
Total Healthcare
(Cost - $2,891,516)				3,074,000
Media - 1.1%
American Reprographics Co.	10.50	12/15/16	350	362,250
Cablevision Systems Corp. 8	8.63	09/15/17	500	572,500
CCO Holdings LLC/CCO Holdings Capital Corp. 8	6.63	01/31/22	200	216,500
CCO Holdings LLC/CCO Holdings Capital Corp. 8	8.13	04/30/20	300	337,500
Cenveo Corp. 8	8.88	02/01/18	225	204,750
Deluxe Corp. 8	7.38	06/01/15	400	406,000
Mediacom LLC/Mediacom Capital Corp. 8	9.13	08/15/19	500	556,250
National CineMedia LLC. 1,5	6.00	04/15/22	175	182,000
Total Media
(Cost - $2,721,412)				2,837,750
Real Estate - 0.2%
Realogy Corp. 1,5,8
(Cost - $507,642)	7.63	01/15/20	500	545,000
Services - 2.8%
AMC Entertainment, Inc. 8	8.75	06/01/19	500	547,500
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8	8.25	01/15/19	350	378,000
Avis Budget Car Rental LLC/Avis Budget Finance, Inc. 8	9.75	03/15/20	200	225,250
Boyd Gaming Corp. 1,5	9.00	07/01/20	250	247,813
Caesars Entertainment Operating Company, Inc. 1,5,8	8.50	02/15/20	500	493,125
Cedar Fair L.P./Canada's Wonderland Co./Magnum Management Corp. 8	9.13	08/01/18	350	397,250
CityCenter Holdings LLC./CityCenter Finance Corp. 8	7.63	01/15/16	500	531,250
FTI Consulting, Inc. 8	7.75	10/01/16	300	308,625
Iron Mountain, Inc. 8	8.38	08/15/21	500	552,500
Marina District Finance Company, Inc. 8	9.88	08/15/18	250	240,938
MGM Resorts International 8	7.63	01/15/17	350	361,813
MGM Resorts International 1,5,8	8.63	02/01/19	275	292,875
MTR Gaming Group, Inc. 8	11.50	08/01/19	96	98,591
Palace Entertainment Holdings LLC/Palace Entertainment Holdings Corp. 1,5,8	8.88	04/15/17	350	366,625
PulteGroup, Inc. 8	6.38	05/15/33	300	261,000
Scientific Games Corp.	8.13	09/15/18	450	489,375
Standard Pacific Corp. 8	8.38	05/15/18	300	336,000
The Hertz Corp. 8	7.50	10/15/18	300	323,625
UR Merger Sub Corp. 1,5,8	7.63	04/15/22	300	324,000
UR Merger Sub Corp. 8	9.25	12/15/19	300	337,500
Total Services
(Cost - $6,765,812)				7,113,655
Technology & Electronics - 0.4%
First Data Corp. 1,5,8	7.38	06/15/19	500	516,250
Freescale Semiconductor, Inc. 1,5,8	9.25	04/15/18	500	541,250
Total Technology & Electronics
(Cost - $1,028,804)				1,057,500
Telecommunications - 0.7%
Cincinnati Bell, Inc. 8	8.25	10/15/17	260	278,200
Cincinnati Bell, Inc. 8	8.38	10/15/20	140	148,400
Frontier Communications Corp. 8	7.13	03/15/19	500	527,500
PAETEC Holding Corp. 8	8.88	06/30/17	300	324,750
TW Telecom Holdings, Inc. 8	8.00	03/01/18	190	210,900
Windstream Corp. 8	7.00	03/15/19	400	405,000
Total Telecommunications
(Cost - $1,781,095)				1,894,750
Utility - 0.1%
NRG Energy, Inc. 8
(Cost - $296,005)	8.50	06/15/19	300	321,000
Total HIGH YIELD CORPORATE BONDS
(Cost - $38,079,021)				39,407,187
Total Investments - 133.2%
(Cost - $371,417,095)				344,691,935
Liabilities in Excess of Other Assets - (33.2)%				(85,934,347)
NET ASSETS - 100.0%				$258,757,588

HELIOS TOTAL RETURN FUND, INC.
Notes to Schedule of Investments (Unaudited)
August 31, 2012

The following notes should be read in conjunction with the accompanying Schedule of Investments.

1
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.  As of August 31, 2012, the total value of all such investments was $55,456,770 which amounted to 21.43% of the net assets.

2	Variable Rate Security - Interest rate shown is the rate in effect as of August 31, 2012.
3	Security is a "step up" bond where the coupon increases or steps up at a predetermined date. Rates shown are current coupon and next coupon rate when security steps up.
4	Security is a "step up" bond where the coupon increases or steps up at a predetermined date. At the date, the coupon increases to LIBOR plus a predetermined margin.
5	Private Placement.
6
Security is valued in good faith pursuant to the fair value procedures adopted by the Board of Directors. As of August 31, 2012, the total values of all such securities was $9,328,032 which amounted to 3.60% of net assets.

7	Zero-Coupon Note - Interest rate represents current yield to maturity.
8	Portion or entire principal amount delivered as collateral for reverse repurchase agreements.
9
Represents the most subordinated class in a trust of mortgage-backed securities that is the next to receive allocation of principal loss. Such  classes will continue to receive all principal loss until its balance is zero.

10	Interest rate is based on the notional amount of the underlying mortgage pools.
11	Issuer is currently in default on its regularly scheduled interest payment.
12	Investment in subprime security. As of August 31, 2012, the total values of all such investments was $22,590,223 which amounted to 8.73% of the net assets.
13
Restricted Illiquid Securities - Securities that the Advisor has deemed illiquid pursuant to procedures adopted by the Fund's Board of Directors.  Although recent instability in the markets has resulted in periods of increased overall market illiqudity, liquidity for each security is determined based on security specific factors.  The values in the parenthesis represent the acquistion date, cost and the percentage of net assets, respectively. As of August 31, 2012, the total value of these securities was $46,645,790 which  amounted to 18.02% of the net assets.

TBA	To Be Announced

HELIOS TOTAL RETURN FUND, INC.
Notes to Financial Statements
August 31, 2012 (Unaudited)

Valuation of Investments: Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the latest price furnished by an independent pricing service or, if not valued by an independent pricing service, using prices obtained from at least two active and reliable market makers in any such security or a broker-dealer. Short-term debt securities with remaining maturities of sixty days or less are valued at cost with interest accrued or discount accreted to the date of maturity, unless such valuation, in the judgment of the Advisor’s Valuation Committee, does not represent market value.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last quoted price as of the close of business on the valuation date. Equity securities for which no sales were reported for that date are valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee. Investments in open-end registered investment companies, if any, are valued at the net asset value (“NAV”) as reported by those investment companies.

When price quotations for certain securities are not readily available, or if the available quotations are not believed to be reflective of market value by the Advisor, those securities will be valued at “fair value” as determined in good faith by the Advisor’s Valuation Committee using procedures adopted by, and under the supervision of, the Fund’s Board of Directors. There can be no assurance that a Fund could purchase or sell a portfolio security at the price used to calculate a Fund’s NAV.

Fair valuation procedures may be used to value a substantial portion of the assets of the Fund. A Fund may use the fair value of a security to calculate its NAV when, for example, (1) a portfolio security is not traded in a public market or the principal market in which the security trades is closed, (2) trading in a portfolio security is suspended and not resumed prior to the normal market close, (3) a portfolio security is not traded in significant volume for a substantial period, or (4) the Advisor determines that the quotation or price for a portfolio security provided by a broker-dealer or independent pricing service is inaccurate.

The “fair value” of securities may be difficult to determine and thus judgment plays a greater role in the valuation process. The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality.

The values assigned to fair valued investments are based on available information and do not necessarily represent amounts that might ultimately be realized, since such amounts depend on future developments inherent in long-term investments. Changes in the fair valuation of portfolio securities may be less frequent and of greater magnitude than changes in the price of portfolio securities valued at their last sale price, by an independent pricing service, or based on market quotations. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material.

The Board has adopted procedures for the valuation of the Funds’ securities and has delegated the day to day responsibilities for valuation determinations under these procedures to the Advisor.  Securities are valued using unadjusted quoted market prices, when available, as supplied primarily by third party pricing services or dealers.  If a market value or price cannot be determined for a security or a significant event has occurred that would materially affect the value of the security, the security is fair valued by the Advisor’s Valuation Committee.  The Valuation Committee is comprised of senior members of the Advisor’s management team.

The Fund has established methods of fair value measurement in accordance with GAAP. Fair value denotes the price that a Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 -	quoted prices in active markets for identical investments
•	Level 2 -
quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar investments, quoted prices based on recently executed transactions, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 -	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The Advisor’s valuation policy, as previously stated, establishes parameters for the sources and types of valuation analysis, as well as, the methodologies and inputs that the Adviser uses in determining fair value, including the use of the Adviser’s Valuation Committee. If the Valuation Committee determines that additional techniques, sources or inputs are appropriate or necessary in a given situation, such additional work will be undertaken.

The following table provides quantitative information about the Fund’s Level 3 values, as well as their inputs, as of August 31, 2012. The table is not all-inclusive, but provides information on the significant Level 3 inputs.

	Quantitative Information about Level 3 Fair Value Measurements
			Significant
Assets	Fair Value as of August 31, 2012	Valuation Methodology	Unobservable Input	Range (Weighted Average)
Asset-Backed Securities	$22,697,962	Broker quotes	NBIB(1)	38.25%-107.25% 87.93%
Commercial Mortgage-Backed Securities	105,100,856	Broker quotes	NBIB(1)	0%-117.25% 63.46%
Non-Agency Residential Mortgage- Backed Securities	117,412,635	Broker quotes	NBIB(1)	1.03%-239.11% 76.56%
Interest Only Securities	8,983,244	Broker quotes	NBIB(1)	0.65%-14.36% 5.11%
High Yield Corporate Bonds	11,488,706	Broker quotes	NBIB(1)	91.5%-111.5% 103.54%
Total Fair Value for Level 3 Investments	$265,683,403

(1)
The Company generally uses prices provided by an independent pricing service, or broker non-binding indicative bid prices (NBIB) on or near the valuation date as the primary basis for the fair value determinations. These bid prices are non-binding, and may not be determinative of fair value. Each bid price is evaluated by the Valuation Committee in conjunction with additional information compiled by the Adviser, including performance and covenant compliance information as provided by the independent trustee.

Significant increases or decreases in the any of the unobservable inputs in isolation may result in a lower or higher fair value measurement.

To assess the continuing appropriateness of security valuations, the Advisor (or its third party service provider who is subject to oversight by the Advisor), regularly compares one of its prior day prices, prices on comparable securities and sale prices to the current day prices and challenges those prices that exceeds certain tolerance levels with the third party pricing service or broker source.  For those securities valued by fair valuations, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of August 31, 2012 in valuing the Fund’s investments carried at fair value:

Assets	U.S. Government & Agency Obligations	Asset- Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest- Only Securities	Investment Grade Corporate Bonds	High Yield Corporate Bonds	Total
Description:
Level 1 - Quoted Prices	$ -	$ -	$ -	$ -	$ -	$ -	$ -	$ -
Level 2 - Quoted Prices in Inactive Markets or Other Significant Observable Inputs	33,116,695	15,247,363	-	-	1,264,094	1,461,899	27,918,481	79,008,532
Level 3 - Significant Unobservable Inputs	-	22,697,962	105,100,856	117,412,635	8,983,244	-	11,488,706	265,683,403
Total	$33,116,695	$37,945,325	$105,100,856	$117,412,635	$10,247,338	$1,461,899	$39,407,187	$344,691,935

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Investments in Securities	Asset-Backed Securities	Commercial Mortgage- Backed Securities	Non-Agency Residential Mortgage- Backed Securities	Interest-Only Securities	High Yield Corporate Bonds	Total
Balance as of November 30, 2011	$15,037,895	$114,402,067	$44,449,937	$3,435,739	$7,993,287	$185,318,925
Accrued Discounts (Premiums)	175,864	574,629	(65,968)	(1,009,842)	(8,663)	(333,980)
Realized Gain (Loss)	(2,402,627)	12,669,375	2,119,286	61,439,804	114,196	73,940,034
Change in Unrealized Appreciation (Depreciation)	3,766,139	(9,699,382)	8,131,649	(33,024)	265,510	2,430,892
Purchases at cost	13,321,321	79,722,606	90,334,351	7,034,129	7,301,390	197,713,797
Sales proceeds	(8,148,467)	(92,568,439)	(27,556,620)	(61,860,875)	(3,467,014)	(193,601,415)
Transfers into Level 3	2,153,849	-	-	-	-	2,153,849	(a)
Transfers out of Level 3	(1,206,012)	-	-	(22,687)	(710,000)	(1,938,699)	(a)
Balance as of August 31, 2012	$22,697,962	$105,100,856	$117,412,635	$8,983,244	$11,488,706	$265,683,403
Change in unrealized gains or losses relating to assets still held at reporting date	$1,753,792	$(7,547,396)	$4,786,549	$(26,002)	$258,128	$ (774,929)

 (a) Transferred due to an increase/decrease of observable market data for these securities.

For the nine months ended August 31, 2012, there was no security transfer activity between Level 1 and Level 2 for the Fund.

Federal Income Tax Basis: The federal income tax basis of the Fund’s investments at August 31, 2012 was as follows.

Cost of Investments	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation
$ 371,417,095	$ 19,477,708	$ (46,202,868)	$ (26,725,160)

Reverse Repurchase Agreements: The Fund may enter into reverse repurchase agreements. Under a reverse repurchase agreement, a Fund sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Funds unless, at the time they enter into a reverse repurchase agreement, they establish and maintain a segregated account with their custodian containing securities from their portfolios having a value not less than the repurchase price (including accrued interest). The Fund has established and maintained such accounts for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Fund’s obligation to repurchase the securities, and the Fund’s use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision. Also, the Funds would bear the risk of loss to the extent that the proceeds of the reverse repurchase agreement are less than the value of the securities subject to such agreements.

At August 31, 2012, the Fund had the following reverse repurchase agreements outstanding:

Face Value	Description	Maturity Amount
$2,371,501	Barclays, 0.95%, dated 08/17/12, maturity date 09/17/12	$2,373,441
177,656	Barclays, 0.25%, dated 08/23/12, maturity date 09/21/12	177,692
608,175	Barclays, 0.75%, dated 08/23/12, maturity date 09/21/12	608,542
6,463,547	Barclays, 1.00%, dated 08/23/12, maturity date 09/21/12	6,468,753
92,500	BNP Paribas, 0.50%, dated 08/13/12, maturity date 09/13/12	92,540
1,041,500	Credit Suisse, 0.45%, dated 08/27/12, maturity date 09/28/12	1,041,917
14,881,000	Goldman Sachs 0.39%, dated 06/08/12, maturity date 09/07/12	14,895,670
2,760,000	JP Morgan Chase, 1.32%, dated 06/07/12, maturity date 09/07/12	2,769,296
27,210,000	JP Morgan Chase, 1.24%, dated 08/17/12, maturity date 09/17/12	27,238,984
16,825,000	JP Morgan Chase, 1.03%, dated 08/17/12, maturity date 09/17/12	16,839,976
5,114,000	JP Morgan Chase, 0.46%, dated 06/18/12, maturity date 09/18/12	5,120,012
1,834,900	JP Morgan Chase, 1.03%, dated 08/23/12, maturity date 09/24/12	1,836,580
6,085,000	JP Morgan Chase, 0.43%, dated 07/12/12, maturity date 10/12/12	6,091,687
$85,464,779	Maturity Amount, Including Interest Payable	$85,555,090
	Market Value of Assets Sold Under Agreements	$92,282,659
	Weighted Average Interest Rate	0.90%

The average daily balances of reverse repurchase agreements outstanding during the period ended August 31, 2012, was approximately $90,166,254 at a weighted average interest rate of 1.11% of the Fund.

The maximum amount of reverse repurchase agreements outstanding at any time during the period was $110,524,771, which was 30.33% of total assets of the Fund.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, a Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Fund’s basis in the contract.

The Fund invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, a Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. A Fund is at risk that it may not be able to close out a transaction because of an illiquid market.  As of August 31, 2012, there were no outstanding futures positions.

TBA Transactions: The Fund may enter into to-be-announced (“TBA”) transactions to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. A TBA transaction is a purchase or sale of a U.S. government agency mortgage pass-through security for future settlement at an agreed upon date. The term “U.S. government agency mortgage pass-through security” refers to a category of pass-through securities backed by pools of mortgages and issued by one of several U.S. government-sponsored enterprises: the Government National Mortgage Association (Ginnie Mae), Federal National Mortgage Association (Fannie Mae), or Federal Home Loan Mortgage Corporation (Freddie Mac). In the basic pass-through structure, mortgages with similar issuer, term and coupon characteristics are collected and aggregated into a pool. The pool is assigned a CUSIP number and undivided interests in the pool are traded and sold as pass-through securities. The holder of the security is entitled to a pro rata share of principal and interest payments (including unscheduled prepayments) from the pool of mortgage loans. TBA transactions increase the liquidity and pricing efficiency of transactions in such mortgage-backed securities since they permit similar mortgage-backed securities to be traded interchangeably pursuant to commonly observed settlement and delivery requirements. Proceeds of TBA transactions are not received until the contractual settlement date. The Fund may use TBA transactions to acquire and maintain exposure to mortgage-backed securities in either of two ways. Typically, a Fund will enter into TBA agreements and “roll over” such agreements prior to the settlement date stipulated in such agreements. This type of TBA transaction is commonly known as a “TBA roll.” In a TBA roll, the Fund generally will sell the obligation to purchase the pools stipulated in the TBA agreement prior to the stipulated settlement date and will enter into a new TBA agreement for future delivery of pools of mortgage pass-through securities. Alternatively, a Fund will enter into TBA agreements and settle such transactions on the stipulated settlement date by actual receipt or delivery of the pools of mortgage pass-through securities stipulated in the TBA agreement. Unsettled TBA agreements are valued at the current market value of the underlying securities, according to the procedures described above under “Valuation of Investments.” Each TBA position is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss.

A TBA transaction outstanding at August 31, 2012 was as follows:

    Purchases:

Security Name	Interest Rate	Principal Amount	Current Payable
Federal National Mortgage Association	4.00%	$4,000,000	$4,279,709

Item 2. Controls and Procedures.

(a) The Registrant's principal executive officer and principal financial officer have concluded that the Registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-Q.

(b) As of the date of filing this Form N-Q, the Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal quarter that has materially affected or is reasonably likely to materially affect the Registrant's internal control over financial reporting.

Item 3. Exhibits

(a) Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Helios Total Return Fund, Inc.

By (Signature and Title)                  /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date             10/26/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*               /s/ Kim G. Redding
Kim G. Redding
Principal Executive Officer

Date             10/26/2012

By (Signature and Title)*                /s/ Steven M. Pires
Steven M. Pires
Treasurer and Principal Financial Officer

Date            10/26/2012

* Print the name and title of each signing officer under his or her signature.